CONVERTIBLE LOANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 05, 2015	Oct. 31, 2017	Jun. 30, 2016	Oct. 31, 2015	Dec. 31, 2018	Dec. 31, 2012	Dec. 31, 2019	Jun. 14, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate							16.00%
Conversion of convertible loan into Ordinary shares					$ 4,138
2012 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,200
Interest rate						0.60%
Maturity						Each of the loans bears interest at a rate of 0.6% per year, which is to be repaid every five years, the loan is due and payable after a term of twenty years.
Conversion price per share						$ 240.26
Convertible loan converted into ordinary shares					622,180	622,180
Conversion of convertible loan into Ordinary shares						$ 4,100
2012 Convertible Loan [Member] | D.N.A [Member]
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares exchanged						5,590
Number of stock merged				2,795
2015 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,100
Interest rate	5.00%
Maturity	February 2017
Discount to the applicable price per share in the triggering event	25.00%
Percentage of warrants to purchase additional shares on conversion	40.00%
Finance expenses	$ 64
Converted to 2016 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,000		$ 1,100
Deposit amount at trustee								$ 1,100
2016 Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 7,400					$ 1,000
Interest rate			5.00%
Maturity			18 months
Conversion price per share		$ 5.24
Description of automatically converted loan to shares			The loan will be automatically converted upon occurrence of the following events as described in the agreement: IPO of at least $20 million, private placement in an aggregate amount of no less than $10 million or change of control (the "Triggering Event"). Furthermore, in case of private placement in an aggregate amount of $4-$10 million the lenders shall have the right to convert the loan to shares. The loan will convert into the same class of shares issued in such a transaction at the lower of a 25% discount to the applicable price per share in the Triggering Event or the value of equity on a fully diluted basis of $65 million.
Exercisable period of warrants			4 years
Convertible loan and accrued interest converted into series B-1 preferred shares			1,719,770
Exercise price of warrants		$ 6.99
Percentage of warrants to purchase additional shares on conversion			40.00%